SCHEDULE OF GROSS UNCERTAIN TAX POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance- December 31, 2021	$ 91	$ 128
Additions for current year tax positions	(36)	(37)
Balance- December 31, 2022	$ 55	$ 91